Non-current and current financial debts - Maturity of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Financial debts	$ 3,479.0	$ 47.0
Nominal amount - Current and non-current financial debt [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	3,463.0
Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	16.0
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	3,508.0
Gross carrying amount [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	261.0
Gross carrying amount [member] | Between one and five years [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	1,247.0
Gross carrying amount [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	2,000.0
Gross carrying amount [member] | Nominal amount - Current and non-current financial debt [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	3,492.0
Gross carrying amount [member] | Nominal amount - Current and non-current financial debt [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	245.0
Gross carrying amount [member] | Nominal amount - Current and non-current financial debt [member] | Between one and five years [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	1,247.0
Gross carrying amount [member] | Nominal amount - Current and non-current financial debt [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	2,000.0
Gross carrying amount [member] | Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	16.0
Gross carrying amount [member] | Derivatives [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	16.0
Gross carrying amount [member] | Derivatives [member] | Between one and five years [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	0.0
Gross carrying amount [member] | Derivatives [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	0.0
Unamortized debt discount and issuance costs [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	29.0
Unamortized debt discount and issuance costs [member] | Nominal amount - Current and non-current financial debt [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	29.0
Unamortized debt discount and issuance costs [member] | Derivatives [member]
Disclosure of detailed information about borrowings [line items]
Financial debts	$ 0.0